Acquisition - Estimated Fair Value of Consideration Transferred in Connection with Acquisition (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012 Reverse Mortgage Solutions, Inc. [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member]	Oct. 31, 2012 Reverse Mortgage Solutions, Inc. [Member]
Business Acquisition [Line Items]
Restricted cash payable	$ 15,942	$ 19,620	$ 14,000		$ 9,000
Shares issued to acquire entity				891,265
Closing share price						$ 46.39